FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($) oz	Oct. 29, 2025 USD ($) $ / oz oz	May 06, 2025 $ / oz oz	Dec. 31, 2024 USD ($)	Dec. 19, 2024 $ / oz oz
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities | $	$ 167.8			$ 13.1
Derivative financial assets | $	$ 26.7
Gold Derivative
Disclosure of detailed information about hedging instruments [line items]
Gold derivatives, ounces per month | oz			15,500		10,000
Gold derivatives | oz	166,500				210,000
Average put strike price (dollars per ounce) | $ / oz		4,500	3,048		2,200
Average call strike price (dollars per ounce) | $ / oz			4,000		3,125
Non-hedging gold derivative | oz		217,500,000
Premium | $		$ 20.5